Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2015
Investment in Operating Leases

Investment in operating leases at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Transportation equipment	¥845,820	¥934,430
Measuring and information-related equipment	228,386	236,922
Real estate	716,883	590,388
Other	17,799	19,767

	1,808,888	1,781,507
Accumulated depreciation	(449,435)	(506,801)

Net	1,359,453	1,274,706
Accrued rental receivables	20,288	21,514

	¥1,379,741	¥1,296,220

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2013, 2014 and 2015 are as follows:

	Millions of yen
	2013	2014	2015
Depreciation expenses	¥145,928	¥166,234	¥177,038
Various expenses	48,501	50,334	61,119

	¥194,429	¥216,568	¥238,157

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2016	¥184,662
2017	130,304
2018	91,730
2019	54,888
2020	28,322
Thereafter	52,491

Total	¥542,397